Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 26,292	$ 16,467
Trade receivables (Note 24)	203,984	162,235
Inventories (Note 7)	280,323	194,516
Other current assets (Note 8)	32,110	21,048
Current assets	542,709	394,266
Property, plant and equipment (Note 9)	459,356	415,214
Goodwill (Note 11)	151,834	132,894
Intangible assets (Note 12)	138,725	124,274
Deferred tax assets (Note 5)	24,579	29,677
Other assets (Note 10)	16,549	13,310
Total assets	1,333,752	1,109,635
Current liabilities
Accounts payable and accrued liabilities	280,353	180,446
Share-based compensation liabilities, current (Note 18)	19,089	17,769
Non-controlling interest put options, current (Note 24)	27,523	0
Provisions and contingent consideration, current (Note 16)	4,504	4,222
Borrowings and lease liabilities, current (Notes 14 and 15)	18,119	26,219
Current liabilities	349,588	228,656
Borrowings and lease liabilities, non-current (Notes 14 and 15)	537,142	463,745
Pension, post-retirement and other long-term employee benefits (Note 20)	15,807	19,826
Share-based compensation liabilities, non-current (Note 18)	19,850	13,664
Non-controlling interest put options, non-current (Note 24)	0	15,758
Deferred tax liabilities (Note 5)	38,925	34,108
Provisions and contingent consideration, non-current (Note 16)	7,645	2,430
Other liabilities (Note 17)	12,547	14,766
Total liabilities	981,504	792,953
EQUITY
Capital stock (Note 18)	358,953	354,880
Contributed surplus (Note 18)	23,070	22,776
Deficit	(18,113)	(51,114)
Accumulated other comprehensive loss	(25,749)	(21,886)
Total equity attributable to Company shareholders	338,161	304,656
Non-controlling interests	14,087	12,026
Total equity	352,248	316,682
Total liabilities and equity	$ 1,333,752	$ 1,109,635